Risk Management Activities - Impacts of currency rate risk (Details) - Currency risk - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Net earnings increase (decrease)	$ (14)	$ (14)	$ (12)
OCI gain	0	0	1
USD
Disclosure of credit risk exposure [line items]
Net earnings increase (decrease)	(11)	(12)	(13)
OCI gain	0	0	1
AUD
Disclosure of credit risk exposure [line items]
Net earnings increase (decrease)	(3)	(2)	1
OCI gain	$ 0	$ 0	$ 0